REVENUE AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
REVENUE AND SEGMENT INFORMATION
Schedule of distribution of long-lived assets by geographic region
	As of December 31,
	2012	2013
China	60,961	64,568
U.S.A.	—	31,482
Total	60,961	96,050

Schedule of components of net revenues
	For the year ended December 31,
	2011	2012	2013
Automotive navigation	85,853	92,122	72,618
Mobile/Internet location-based solutions	27,420	47,575	52,368
Public sector and enterprise applications	12,278	17,693	14,804
Other	1,409	2,303	1,884
Net revenues	126,960	159,693	141,674